Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity File Number	001-39007
Entity Registrant Name	Borr Drilling Limited
Entity Central Index Key	0001715497
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31